Income Taxes (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Corporate Income Tax Rate [Line Items]
Income tax expense increased without tax holidays	$ 56,049	$ 58,529	$ 43,460
Positive impact of tax holidays on basic net income per ordinary share	$ 0.30	$ 0.32	$ 0.24
Hong Kong [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	16.50%	16.50%	16.50%
Singapore [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	17.00%	17.00%	17.00%
United States of America ("USA") [Member]
Corporate Income Tax Rate [Line Items]
Withholding taxes rate on remittance of dividends	30.00%
United States of America ("USA") [Member] | Minimum [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	15.00%	15.00%	15.00%
United States of America ("USA") [Member] | Maximum [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	39.00%	39.00%	39.00%
Delaware [Member]
Corporate Income Tax Rate [Line Items]
State income tax rate in Delaware	8.70%	8.70%	8.70%
PRC [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%	25.00%	25.00%
Income tax rate under deemed-profit method	2.50%
PRC [Member] | HNTE [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%
PRC [Member] | Software Enterprise [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	12.50%
Income tax holiday, exemption period as Software Enterprise	2 years
Income taxes reduction percentage	50.00%
Income tax holiday, half rate period as Software Enterprise	3 years
PRC [Member] | Qizhi Software [Member] | HNTE [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | Beijing Qihu [Member] | HNTE [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | Beijing Star World [Member] | HNTE [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | Tianjin Qisi [Member] | HNTE [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%
PRC [Member] | Tianjin Qisi [Member] | Software Enterprise [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate		12.50%
Income tax holiday, exemption period as Software Enterprise			2 years
PRC [Member] | Qifei Xiangyi [Member] | HNTE [Member]
Corporate Income Tax Rate [Line Items]
Preferential tax rate	15.00%
PRC [Member] | Qifei Xiangyi [Member] | Software Enterprise [Member]
Corporate Income Tax Rate [Line Items]
Income tax holiday, exemption period as Software Enterprise		2 years	2 years
PRC [Member] | Other VIEs and VIEs' subsidiaries [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
PRC [Member] | The Company and its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC [Member] | Pro Forma [Member]
Corporate Income Tax Rate [Line Items]
Unified income tax rate	25.00%
Withholding taxes rate on remittance of dividends	10.00%
PRC [Member] | Subsidiaries and VIEs [Member]
Corporate Income Tax Rate [Line Items]
Aggregate undistributed earnings available for distribution to the Company	$ 1,003,287
Total net operating loss carry forwards	$ 229,952